Note H - Goodwill and Other Intangible Assets (Detail) - Major Components of Goodwill and Other Intangible Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Member]
Historical Cost	$ 17,452	$ 14,672
Trade Names And Trade Marks [Member]
Historical Cost	3,532	2,920
Total [Member]
Historical Cost	36,700	29,023
Accumulated Amortization	4,414	3,542
Customer Relationships [Member]
Historical Cost	8,366	5,274
Accumulated Amortization	1,582	1,011
Technology And Drawings [Member]
Historical Cost	5,790	4,600
Accumulated Amortization	1,379	1,118
Other Intangible Assets [Member]
Historical Cost	1,560	1,557
Accumulated Amortization	1,453	1,413
Total [Member]
Historical Cost	15,716	11,431
Accumulated Amortization	$ 4,414	$ 3,542